OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Global Industrial
Total service revenue within the company's operating segments
Service revenue at public exchange rates	$ 51.9	$ 48.3
Global Institutional
Total service revenue within the company's operating segments
Service revenue at public exchange rates	27.0	23.8	24.3
Global Energy
Total service revenue within the company's operating segments
Service revenue at public exchange rates	179.3	156.0
Other
Total service revenue within the company's operating segments
Service revenue at public exchange rates	$ 619.4	$ 590.1	$ 563.4